Organization and Business Background (Details)					1 Months Ended		12 Months Ended
	Sep. 21, 2024 USD ($)	Jun. 18, 2024 USD ($) $ / shares shares	Aug. 16, 2022	Mar. 21, 2022 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Oct. 31, 2023 USD ($) shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Jan. 12, 2024 USD ($)	Sep. 21, 2023 USD ($)	Jun. 14, 2023 USD ($)	Mar. 14, 2023 USD ($)
Organization and Business Background [Line Items]
Exercise price warrants (in Dollars per share) | $ / shares				$ 11.5			$ 0.01
Representative shares fair value							$ 441,025
Transaction costs							4,331,021
Underwriting discounts							1,150,000
Deferred underwriting discounts and commissions							2,012,500	$ 2,012,500
Other offering costs							519,403
Fair value of unit purchase option							208,093
Outstanding percentage				100.00%
Withdrew amount							991,446	$ 698,946
Net tangible assets							5,000,001
Net tangible assets	$ 5,000,001						5,000,001
Deposits										$ 100,000
Interest to pay dissolution expenses							50,000
Earnest money deposit									$ 200,000
Deposit in trust account							$ 100,000
Trust account per share (in Dollars per share) | $ / shares							$ 0.1
Extension aggregate							$ 1,725,000
Aggregate per share (in Dollars per share) | $ / shares							$ 0.3
Redemption price per share (in Dollars per share) | $ / shares							$ 11.91	$ 11.1
Cash							$ 14,692	$ 30,823
Working deficit							4,217,347
Percentage of excise tax			1.00%
Excise tax liability							462,021	81,578
Excise tax return							$ 380,443	$ 81,578
Warrant [Member]
Organization and Business Background [Line Items]
Exercise shares (in Shares) | shares							5,750,000	270,250
Exercise price warrants (in Dollars per share) | $ / shares				$ 11.5			$ 11.5
Private Warrant [Member]
Organization and Business Background [Line Items]
Number of share issued (in Shares) | shares							1
Private Right [Member]
Organization and Business Background [Line Items]
Number of share issued (in Shares) | shares							1
Maxim Group LLC [Member]
Organization and Business Background [Line Items]
Exercise shares (in Shares) | shares							57,500
Measurement Input, Risk Free Interest Rate [Member]
Organization and Business Background [Line Items]
Business combination							0.75
Fair value of grant							1.61
Measurement Input, Price Volatility [Member]
Organization and Business Background [Line Items]
Business combination							12.96
Fair value of grant							12.96
Measurement Input, Expected Term [Member]
Organization and Business Background [Line Items]
Business combination							1
Fair value of grant							5
Measurement Input probability Rate [Member]
Organization and Business Background [Line Items]
Business combination							85
Measurement Input Probability [Member]
Organization and Business Background [Line Items]
Fair value of grant							85
Trust Account [Member]
Organization and Business Background [Line Items]
Net tangible assets	5,000,001
Payments of initial public offering	$ 100,000
Common Stock [Member]
Organization and Business Background [Line Items]
Number of share issued (in Shares) | shares				1			1
Redemption shares (in Shares) | shares		3,395,590			3,395,590	758,539
Aggregate payment		$ 38,044,345,000,000			$ 38,030,691	$ 8,157,801
Common Stock [Member] | Private Warrant [Member]
Organization and Business Background [Line Items]
Number of share issued (in Shares) | shares							1
Sponsor [Member]
Organization and Business Background [Line Items]
Price per share (in Dollars per share) | $ / shares							$ 10.15
Deposit in trust account							$ 575,000
Continental Stock Transfer & Trust Company, LLC [Member]
Organization and Business Background [Line Items]
Deposit in trust account							575,000
Unit Purchase Options [Member]
Organization and Business Background [Line Items]
Sold to purchase unit							$ 100
Unit purchase option (in Shares) | shares							270,250
Units exercisable per share (in Dollars per share) | $ / shares							$ 11
Aggregate exercise price							$ 2,972,750
Purchase Unit							100
Fair value of purchase unit							$ 208,093
Fair value per share (in Dollars per share) | $ / shares							$ 7.67
Fair value of unit purchase option							$ 208,093
Business Combination [Member]
Organization and Business Background [Line Items]
Number of share issued (in Shares) | shares							1
Shares price (in Dollars per share) | $ / shares							$ 9.2
Deposit in trust account		$ 50,000									$ 575,000	$ 575,000
Trust account per share (in Dollars per share) | $ / shares							0.1
Business Combination [Member]
Organization and Business Background [Line Items]
Shares price (in Dollars per share) | $ / shares							$ 10.15
Net tangible assets							$ 5,000,001
Outstanding percentage							100.00%
Redemption price per share (in Dollars per share) | $ / shares		$ 11.2
Trust Account [Member]
Organization and Business Background [Line Items]
Price per share (in Dollars per share) | $ / shares							$ 10.15
Withdrew amount							$ 19,067
Common Stock [Member] | Redeemable Warrant [Member]
Organization and Business Background [Line Items]
Number of share issued (in Shares) | shares				1
Common Stock [Member] | Private Right [Member]
Organization and Business Background [Line Items]
Number of share issued (in Shares) | shares							1
Common Stock [Member] | Business Combination [Member]
Organization and Business Background [Line Items]
Number of share issued (in Shares) | shares				1
Initial Public Offering [Member]
Organization and Business Background [Line Items]
Exercise shares (in Shares) | shares				5,750,000			6,101,250	6,101,250
Gross proceeds				$ 57,500,000
Number of stock issued (in Shares) | shares							5,750,000
Outstanding percentage							100.00%
Deposits		$ 50,000					$ 575,000			$ 100,000
Applicable excise tax rate percentage			1.00%
Initial Public Offering [Member] | Redeemable Warrant [Member]
Organization and Business Background [Line Items]
Number of share issued (in Shares) | shares				1
Initial Public Offering [Member] | Public Rights [Member]
Organization and Business Background [Line Items]
Number of share issued (in Shares) | shares				1
Initial Public Offering [Member] | Warrant [Member]
Organization and Business Background [Line Items]
Exercise price warrants (in Dollars per share) | $ / shares							$ 0.21
Initial Public Offering [Member] | Common Stock [Member]
Organization and Business Background [Line Items]
Number of share issued (in Shares) | shares				1
Private Placement [Member]
Organization and Business Background [Line Items]
Sale of stock price per share (in Dollars per share) | $ / shares				$ 10			10
Exercise price warrants (in Dollars per share) | $ / shares							$ 11.5
Number of stock issued (in Shares) | shares							351,250
Gross proceeds							$ 3,512,500
Net proceeds from sale of private units				$ 58,362,500
Price per share (in Dollars per share) | $ / shares				$ 10.15
Private Placement [Member] | Warrant [Member]
Organization and Business Background [Line Items]
Exercise price warrants (in Dollars per share) | $ / shares							$ 11.5
Representative Shares [Member]
Organization and Business Background [Line Items]
Exercise shares (in Shares) | shares							57,500
Representative shares fair value							$ 441,025
Representative Shares [Member] | Maxim Group LLC [Member]
Organization and Business Background [Line Items]
Exercise shares (in Shares) | shares							57,500
Representative Shares [Member] | Business Combination [Member]
Organization and Business Background [Line Items]
Shares price (in Dollars per share) | $ / shares							$ 7.67